Condensed Financial Information of Registrant (Parent Company Only) (Details) - Basis of presentation (Details) - Parent Company - Reportable Legal Entities	12 Months Ended
Dec. 31, 2019
Total leverage ratio as exceptions	4.0
Threshold percentage of parents market capitalization	5.00%